VESSEL HELD FOR SALE	12 Months Ended
Dec. 31, 2013
VESSEL HELD FOR SALE [Abstract]
VESSEL HELD FOR SALE
12.   VESSEL HELD FOR SALE

The balance at December 31, 2012, represents the VLCC Mayfair. This vessel was sold in April 2013 for net proceeds of $16.9 million. The Company recorded an impairment loss of $5.3 million in 2013, which is included in results from discontinued operations. There was no gain or loss on the sale.